Related Party Transactions and Balances - Schedule of Amount Due from and Due to Related Parties (Details) - Related Party Transactions and Balances [Member] - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Amount due from related parties		$ 8,273,918	$ 8,162,639
Amount due to related parties, of continuing operations		5,580,139	5,190,680
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	8,273,918	7,888,996
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[2]		273,255
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[3]		388
Amount due to related parties	[4]	99,616
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]	235,342	2,672,172
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[4]		19,000
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[5]	3,022,500
Jiangsu EZGO [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[6]	$ 2,222,681	$ 2,499,508

[1]	The balance is an interest-free loan with a maturity date of September 29, 2026.
[2]	The balance is a loan provided to Jiangsu Youdi Technology Co., Ltd. with an interest rate of 4%.
[3]	The balance is mainly advances made to the management for the Group’s daily operational purposes.
[4]	The balance mainly was interest-free loans from related parties, which were due on demand.
[5]	The balance mainly represents a loan provided by WORK Medical Technology Group LTD with an interest rate of 3% and will be matured on December, 2026.
[6]	The balance was a loan of RMB 55.6 million ($8.1 million) provided by Jiangsu EZGO, with an annual interest rate of 4% and partially offset by a loan of RMB 40.0 million ($5.8 million) provided to EZGO, with annual interest rate of 5%, and will be matured on August 2026.